Capital Structure, Financial Risk and Related Items - Financial Assets and Liabilities (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at amortised cost, category [member] | Other payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	kr (1,715)	kr (1,480)
Financial liabilities at amortised cost, category [member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(597)	(425)
Financial assets at fair value through profit or loss, category [member] | Marketable Securities
Disclosure of detailed information about financial instruments [line items]
Financial Assets	12,431	10,381
Financial assets at fair value through profit or loss, category [member] | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	133	371
Financial assets at amortised cost, category [member] | Receivables ex. prepayments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	5,814	3,176
Financial assets at amortised cost, category [member] | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	kr 9,893	kr 8,957